Flight Equipment Held For Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2013
Flight Equipment Held For Operating Leases, Net [Abstract]
Movements In Flight Equipment Held For Operating Leases

	Year ended December 31,
	2011	2012	2013
Net book value at beginning of period	$8,061,260	$7,895,874	$7,261,899
Additions	882,625	1,116,808	1,825,937
Depreciation	(383,148)	(355,697)	(336,888)
Impairment (Note 22)	(23,323)	(12,625)	(25,616)
Disposals	(333,140)	(1,376,461)	(606,495)
Transfers to direct finance leases/flight equipment held for sale	(11,430)	(6,000)	(32,890)
Sale of AeroTurbine	(296,970)	-	-
Net book value at end of period	$7,895,874	$7,261,899	$8,085,947
Accumulated depreciation/impairment at December 31, 2011, 2012 and 2013	$(1,060,416)	$(992,528)	$(1,337,675)

Contractual Commitments For Prepayment And Purchase Of Flight Equipment

	2014	2015	2016	Thereafter	Total
Capital expenditures	$657,392	$281,907	$969,184	$947,291	$2,855,774
Pre-delivery payments	128,509	26,034	-	-	154,543
	$785,901	$307,941	$969,184	$947,291	$3,010,317

Contracted Minimum Future Lease Payments Receivable

Contracted minimum future lease receivables
2014	$ 931,801
2015	878,948
2016	772,706
2017	591,965
2018	526,397
Thereafter	1,643,197
$ 5,345,014